Deferred Tax as Restated - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hong Kong
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Tax losses	$ (38,000)	$ (25,000)
China
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Tax losses	$ (91,800,000)	$ (60,000,000.0)
Deferred tax carry forward period	5 years	5 years
Income tax rate	10.00%
Withholding tax percentage	10.00%
China | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Retained Earnings	$ 0	$ 0
Ireland
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Tax losses	$ (82,900,000)	$ (71,300,000)
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Tax losses	$ (226,600,000)
Income tax rate	5.00%
Withholding tax percentage	30.00%
United States of America | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Retained Earnings	$ 0	0
Belgium
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Tax losses	$ (500,000)